Cash, cash equivalents and financial assets	12 Months Ended
Dec. 31, 2024
Cash And Cash Equivalents And Financial Assets [Abstract]
Cash, cash equivalents and financial assets	Cash, cash equivalents and financial assets

	December 31
(in thousands of euro)	2022	2023	2024
Cash and cash equivalents	84,225	70,605	66,396
Short-term investments	17,260	21,851	14,374
Cash and cash equivalents and short-term investments	101,485	92,456	80,770
Non-current financial assets	35,119	9,796	10,281
Total cash, cash equivalents and financial assets	136,604	102,252	91,051
Cash and cash equivalents are mainly composed of current bank accounts, interest-bearing accounts, fixed-term accounts and mutual funds units (with short-term maturities) held with various banking institutions.
Other non-current financial assets generally include a guarantee of capital at the maturity date (which is always longer than one year). These instruments are defined by the Company as financial assets at fair value through profit or loss and classified as non-current due to their maturity.
As of December 31, 2022, 2023 and 2024 the amount of cash, cash equivalents and financials assets denominated in U.S. dollars amounted respectively to €34,735 thousand , €20,798 thousand and €16,529 thousand
The variation of short-term investments and non-current financial assets for the periods presented, are the following:

(in thousands of euro)	December 31, 2021	Additions(1)	Deductions (2)	Variance of fair value through the consolidated statement of income (loss)	Variance of accrued interests	Foreign currency effect	December 31, 2022
Short-term investments	16,080	—	—	268	—	912	17,260
Non-current financial assets	39,878	—	(3,000)	(1,640)	(118)	—	35,119
Total	55,958	—	(3,000)	(1,372)	(118)	912	52,379

(in thousands of euro)	December 31, 2022	Additions(1)	Deductions (2)	Variance of fair value through the consolidated statement of income (loss)	Variance of accrued interests	Foreign currency effect	December 31, 2023
Short-term investments	17,260	3,950	—	1,010	174	(544)	21,851
Non-current financial assets	35,119	—	(26,718)	582	817	—	9,796
Total	52,379	3,950	(26,718)	1,592	991	(544)	31,647

(in thousands of euro)	December 31, 2023	Additions(1)	Deductions (2)	Variance of fair value through the consolidated statement of income (loss)	Variance of accrued interests	Foreign currency effect	December 31, 2024
Short-term investments	21,851	—	(9,329)	850	119	884	14,375
Non-current financial assets	9,796	—	(261)	485	261	—	10,281
Total	31,647	—	(9,590)	1,335	380	884	24,656
(1) The additions correspond to both acquisitions and reclassifications of financial assets according to their maturity at the closing date.
(2) The deductions correspond to both disposals and reclassifications of financial assets according to their maturity at the closing date.